COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

20.	COMMITMENTS AND CONTINGENCIES

The Company entered into a production agreement with one of its manufacturers whereby the parties have agreed to a specified production volume. The Company also has outstanding purchase order commitments related to the construction of its new manufacturing facility. Future payments as at December 31, 2022 are $12,275. The Company has an outstanding letter of credit of $1,375 with a vendor related to the future purchase of trucks expected to be delivered in 2023.